              As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 2-73432
                                                       '40 Act File No. 811-2662
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Post-Effective Amendment No. 26 [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 27 [x]


                              MFS VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              MFS VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page..............................................   Cover Page
Item 2.    Definitions.............................................   Glossary of Special Terms
Item 3.    Synopsis or Highlights..................................   Synopsis of the Contracts
Item 4.    Condensed Financial Information.........................   Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and
                Portfolio Companies ...............................   Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................   Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................   Contract Ownership; Operation of the Contract
Item 8.    Annuity Period..........................................   Annuitizing the Contract
Item 9.    Death Benefit and Distributions.........................   Death Benefits
Item 10.   Purchases and Contract Value............................   Operation of the Contract
Item 11.   Redemptions.............................................   Surrender (Redemption)
Item 12.   Taxes  .................................................   Federal Tax Considerations
Item 13.   Legal Proceedings.......................................   Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information........................................   Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
           INFORMATION
Item 15.   Cover Page..............................................   Cover Page
Item 16.   Table of Contents.......................................   Table of Contents
Item 17.   General Information and History.........................   General Information and History
Item 18.   Services................................................   Services
Item 19.   Purchase of Securities Being Offered....................   Purchase of Securities Being Offered
Item 20.   Underwriters............................................   Underwriters
Item 21.   Calculation of Performance Information..................   Calculation of Performance
Item 22.   Annuity Payments........................................   Annuity Payments
Item 23.   Financial Statements....................................   Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.......................   Item 24
Item 25.   Directors and Officers of the Depositor.................   Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant........................   Item 26
Item 27.   Number of Contract Owners...............................   Item 27
Item 28.   Indemnification.........................................   Item 28
Item 29.   Principal Underwriter...................................   Item 29
Item 30.   Location of Accounts and Records........................   Item 30
Item 31.   Management Services.....................................   Item 31
Item 32.   Undertakings............................................   Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its MFS Variable Account


                  The date of this prospectus is May 1, 2000.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits-costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.



THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.



The following underlying mutual funds are available under the contracts:

- Massachusetts Investors Growth Stock Fund - Class A

- Massachusetts Investors Trust - Class A

- MFS(R) Bond Fund - Class A

- MFS(R) Emerging Growth Fund - Class A


- MFS(R) Global Governments Fund - Class A


- MFS(R) Growth Opportunities Fund - Class A

- MFS(R) High Income Fund - Class A*

- MFS(R) Research Fund - Class A

- MFS(R) Series Trust IV - MFS(R) Money Market Fund

- MFS(R) Total Return Fund - Class A

- Nationwide Separate Account Trust - Money Market Fund


* This underlying mutual fund may invest in lower quality debt securities commonly call junk bonds.


Purchase payments not invested in the underlying mutual fund options of the MFS Variable Account ("variable account") may be allocated to the fixed account.


The Statement of Additional Information (May 1, 2000) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36.


For general information or to obtain FREE copies of the:

- Statement of Additional Information;


- prospectus, annual or semi-annual report for any underlying mutual fund; or


- required Nationwide forms,

call:        1-800-243-6295
       TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182356
       COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:

-      A BANK DEPOSIT

-      ENDORSED BY A BANK OR GOVERNMENT AGENCY

-      FEDERALLY INSURED

-      AVAILABLE IN EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.


ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.


CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.


SUB-ACCOUNTS- Divisions of the variable account and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.


TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- MFS Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT EXPENSES.......................

UNDERLYING MUTUAL FUND ANNUAL
   EXPENSES .......................................

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE INSURANCE COMPANY..................

GENERAL DISTRIBUTOR................................

TYPES OF CONTRACTS.................................

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
     Contract Maintenance Charge
     Mortality and Expense Risk Charges
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Value of an Accumulation Unit
     Net Investment Factor
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Surrenders Under a Qualified Plan or Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity - First and Subsequent Payments
     Variable Payment Annuity - First and Subsequent Payments
     Variable Payment Annuity - Assumed Investment Rate
     Variable Payment Annuity - Value of an Annuity Unit
     Variable Payment Annuity - Exchanges among Underlying Mutual Funds Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities

     Required Distributions for Individual Retirement Annuities and SEP IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Qualified Plans, IRAs, SEP IRAs, and Tax Sheltered Annuities
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

TABLE OF CONTENTS OF STATEMENT OF   ADDITIONAL INFORMATION

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

SUMMARY OF CONTRACT EXPENSES


The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amount surrendered).............................  5%(1)

(1)Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a)     10% of all purchase payments made to the contract; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities.


ANNUAL CONTRACT
MAINTENANCE CHARGE.............................   $30(2)


VARIABLE ACCOUNT CHARGES(3)
(as a percentage of daily net assets of the variable account.)


Mortality and Expense Risk Charges............    1.30%
     Total Variable Account Charges...........    1.30%

(2) The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender upon full surrender of the contract.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate period noted above.


LOAN PROCESSING FEE



Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)


                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
                                                                    ----         --------         ----      -------------
       Massachusetts Investors Growth Stock Fund - Class A         0.33%          0.00%          0.35%          0.68%
       Massachusetts Investors Trust - Class A                     0.33%          0.00%          0.35%          0.68%
       MFS(R) Bond Fund - Class A                                  0.38%          0.00%          0.30%          0.68%
       MFS(R) Emerging Growth Fund - Class A                       0.69%          0.00%          0.25%          0.94%
       MFS(R) Global Governments Fund - Class A                    0.75%          0.00%          0.23%          0.98%
       MFS(R) Growth Opportunities Fund - Class A                  0.42%          0.00%          0.19%          0.61%
       MFS(R) High Income Fund - Class A                           0.44%          0.00%          0.30%          0.74%
       MFS(R) Research Fund - Class A                              0.42%          0.00%          0.35%          0.77%
       MFS(R) Series Trust IV - MFS(R) Money Market Fund           0.45%          0.00%          0.00%          0.45%
       MFS(R) Total Return Fund - Class A                          0.35%          0.00%          0.35%          0.70%
       Nationwide Separate Account Trust - Money Market Fund       0.39%          0.15%          0.00%          0.54%



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

The Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects a 5% CDSC charge and variable account charges of 1.30% of the daily net assets of the variable account. The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.


The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


                               If you surrender your Contract   If you do not surrender your        If you annuitize your
                                at the end of the applicable     Contract at the end of the               Contract
                                        time period                applicable time period       at the end of the applicable
                                                                                                       time period
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs 5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors          71     110    152     242        21    65     112     242      *       65      112     242
Growth Stock Fund - Class A
Massachusetts Investors Trust    71     110    152     242        21    65     112     242      *       65      112     242
- Class A
MFS(R) Bond Fund - Class A       71     110    152     242        21    65     112     242      *       65      112     242
MFS(R) Emerging Growth Fund -    74     119    166     270        24    74     126     270      *       74      126     270
Class A
MFS(R) Global Governments        74     120    168     274        24    75     128     274      *       75      128     274
Fund - Class A
MFS(R) Growth Opportunities      70     108    149     234        20    63     109     234      *       63      109     234
Fund - Class A
MFS(R) High Income Fund -        72     112    156     248        22    67     116     248      *       67      116     248
Class A
MFS(R) Research Fund - Class A   72     113    157     251        22    68     117     251      *       68      117     251
MFS(R) Series Trust IV -         69     103    140     217        19    58     100     217      *       58      100     217
MFS(R) Money Market Fund
MFS(R) Total Return Fund -       71     111    153     244        21    66     113     244      *       66      113     244
Class A
Nationwide Separate Account      70     106    145     227        20    61     105     227      *       61      105     227
Trust - Money Market Fund


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts.

The contracts can be categorized as:


-      Non-Qualified Plans;

-      Individual Retirement Annuities;

-      SEP IRAs;

-      Tax Sheltered Annuities; and

-      Qualified Plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.



MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                            MINIMUM
     CONTRACT        MINIMUM INITIAL      SUBSEQUENT
       TYPE          PURCHASE PAYMENT      PAYMENTS
       ----          ----------------      --------
Non-Qualified             $1,500              $0
IRA                       $    0              $0
SEP IRA                   $    0              $0
Tax Sheltered             $    0              $0
Annuity
Qualified                 $    0              $0

CHARGES AND EXPENSES

Nationwide deducts a mortality and expense risk charge equal to an annual rate of 1.30% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide assesses a $30 Contract Maintenance Charge for each contract on every contract anniversary and on the date of surrender upon full surrender of the contract (see "Contract Maintenance Charge").


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of: (1) 5% of the amount surrendered; or (2) 5% of the total of all purchase payments made within 8 years of the surrender date.


ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").


TEN DAY FREE LOOK


Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.


UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT     PERCENT CHANGE IN   NUMBER OF             YEAR
                               VALUE AT            VALUE AT END OF       ACCUMULATION UNIT   ACCUMULATION UNITS
                               BEGINNING OF        PERIOD                VALUE               AT END OF PERIOD
                               PERIOD
Massachusetts Investors        251.811030          345.910511              37.37%                       0          1999
Growth Stock Fund -            181.683346          251.811030              38.60%                       0          1998
Class A - Q                    123.869113          181.683346              46.65%                       0          1997
                               101.860531          123.869113              21.61%                       0          1996
                                80.166185          101.860531              27.06%                       0          1995
                                86.815888           80.166185              -7.66%                       0          1994
                                76.611479           86.815888              13.32%                       0          1993
                                72.701980           76.611479               5.38%                     582          1992
                                49.712553           72.701980              46.24%                     583          1991
                                52.714394           49.712553              -5.69%                     584          1990

Massachusetts Investors        192.429178          264.338201              37.37%                     706          1999
Growth Stock Fund -            138.838952          192.429178              38.60%                     825          1998
Class A - NQ                    94.658415          138.838952              46.67%                     850          1997
                                77.839871           94.658415              21.61%                     498          1996
                                61.261465           77.839871              27.06%                   1,043          1995
                                66.343035           61.261465              -7.66%                   1,043          1994
                                58.545028           66.343035              13.32%                   2,615          1993
                                55.557463           58.545028               5.38%                   2,874          1992
                                37.989389           55.557463              46.24%                   3,000          1991
                                40.283347           37.989389              -5.69%                   2,248          1990

Massachusetts Investors        202.414393          277.213327              36.95%                 281,457          1999
Growth Stock Fund -            146.486721          202.414393              38.18%                 280,157          1998
Class A - QS                   100.175691          146.486721              46.23%                 289,531          1997
                                82.628565          100.175691              21.24%                 297,134          1996
                                65.227303           82.628565              26.68%                 333,893          1995
                                70.852048           65.227303              -7.94%                 375,617          1994
                                62.713932           70.852048              12.98%                 411,227          1993
                                59.694705           62.713932               5.06%                 450,956          1992
                                40.942088           59.694705              45.80%                 472,708          1991
                                43.546733           40.942088              -5.98%                 457,230          1990

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT     PERCENT CHANGE IN       NUMBER OF               YEAR
                               VALUE AT            VALUE AT END OF       ACCUMULATION UNIT       ACCUMULATION UNITS
                               BEGINNING OF        PERIOD                VALUE                   AT END OF PERIOD
                               PERIOD
Massachusetts Investors        171.758959             235.229678               36.95%                  98,328            1999
Growth Stock Fund -            124.301472             171.758959               38.18%                  95,701            1998
Class A - NQS                   85.004193             124.301472               46.23%                  88,204            1997
                                70.114570              85.004193               21.24%                  86,801            1996
                                55.348697              70.114570               26.68%                 102,114            1995
                                60.121583              55.348697               -7.94%                 116,628            1994
                                53.215976              60.121583               12.98%                 132,123            1993
                                50.654002              53.215976                5.06%                 154,986            1992
                                34.741451              50.654002               45.80%                 119,500            1991
                                36.951616              34.741451               -5.98%                 124,361            1990

Massachusetts Investors        187.109241             256.252391               36.95%                   3,994            1999
Growth Stock Fund -            135.410415             187.109241               38.18%                   3,999            1998
Class A - NQS                   92.601102             135.410415               46.23%                   4,090            1997
(81-225)                        76.380777              92.601102               21.24%                   5,470            1996
                                60.295273              76.380777               26.68%                   5,945            1995
                                65.494712              60.295273               -7.94%                   2,505            1994
                                57.971950              65.494712               12.98%                   3,382            1993
                                55.181022              57.971950                5.06%                   7,430            1992
                                37.846336              55.181022               45.80%                   6,225            1991
                                40.254029              37.846336               -5.98%                   6,677            1990

Massachusetts Investors        199.782164             211.541786                5.89%                       0            1999
Trust - Class A - Q            164.129808             199.782164               21.72%                       0            1998
                               125.889283             164.129808               30.38%                      16            1997
                               101.007177             125.889283               24.63%                      16            1996
                                73.217470             101.007177               37.96%                      16            1995
                                74.716077              73.217470               -2.01%                      17            1994
                                68.591640              74.716077                8.93%                      17            1993
                                64.520969              68.591640                6.31%                      17            1992
                                51.047405              64.520969               26.39%                      17            1991
                                51.615906              51.047405               -6.53%                      17            1990

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN     NUMBER OF                YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT     ACCUMULATION UNITS
                            BEGINNING OF        PERIOD              VALUE                 AT END OF PERIOD
                            PERIOD
Massachusetts Investors        188.520679        199.617423             5.89%                     289              1999
Trust - Class A - NQ           154.878002        188.520679            21.72%                     259              1998
                               118.793035        154.878002            30.38%                     289              1997
                                95.313498        118.793035            24.63%                       0              1996
                                69.090265         95.313498            37.96%                       0              1995
                                70.504398         69.090265            -2.01%                       0              1994
                                64.725197         70.504398             8.93%                      33              1993
                                60.883987         64.725197             6.31%                      33              1992
                                48.169920         60.883987            26.39%                       0              1991
                                48.706376         48.169920            -1.10%                       0              1990

Massachusetts Investors        159.361559        168.230713             5.57%                 235,642              1999
Trust - Class A - QS           131.320106        159.361559            21.35%                 278,446              1998
                               101.029680        131.320106            29.98%                 312,848              1997
                                81.308640        101.029680            24.25%                 331,572              1996
                                59.116939         81.308640            37.54%                 350,277              1995
                                60.509797         59.116939            -2.30%                 373,587              1994
                                55.718475         60.509797             8.60%                 402,085              1993
                                52.571200         55.718475             5.99%                 438,578              1992
                                41.719131         52.571200            26.01%                 470,627              1991
                                42.312382         41.719131            -1.40%                 447,641              1990

Massachusetts Investors        142.985600        150.943364             5.57%                  63,779              1999
Trust - Class A - NQS          117.825672        142.985600            21.35%                  83,119              1998
                                90.647891        117.825672            29.98%                 103,123              1997
                                72.953374         90.647891            24.25%                  96,073              1996
                                53.042089         72.953374            37.54%                 100,239              1995
                                54.291825         53.042089            -2.30%                  87,519              1994
                                49.992851         54.291825             8.60%                  95,048              1993
                                47.168983         49.992851             5.99%                 107,558              1992
                                37.432067         47.168983            26.01%                 390,819              1991
                                37.964354         37.432067            -1.40%                 388,337              1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN     NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE                 AT END OF PERIOD
                             PERIOD
Massachusetts Investors        151.908034        160.362369             5.57%                     982              1999
Trust - Class A - NQS          125.178102        151.908034            21.35%                   1,004              1998
(81-225)                        96.304396        125.178102            29.98%                   1,827              1997
                                77.505736         96.304396            24.25%                   2,037              1996
                                56.351973         77.505736            37.54%                   2,696              1995
                                57.679687         56.351973            -2.30%                   4,013              1994
                                53.112457         57.679687             8.60%                   7,320              1993
                                50.112374         53.112457             5.99%                   8,418              1992
                                39.767862         50.112374            26.01%                   8,657              1991
                                40.333366         39.767862            -1.40%                   8,698              1990

MFS(R) Bond Fund -              56.075022         54.419210            -2.95%                       0              1999
Class A - Q                     54.216028         56.075022             3.43%                       0              1998
                                49.627094         54.216028             9.25%                       0              1997
                                48.229836         49.627094             2.90%                       0              1996
                                40.103391         48.229836            20.26%                       0              1995
                                42.399834         40.103391            -5.42%                     254              1994
                                37.614804         42.399834            12.72%                     255              1993
                                35.745806         37.614804             5.23%                     255              1992
                                30.588668         35.745806            16.86%                     256              1991
                                28.810284         30.588668             6.17%                     261              1990

MFS(R) Bond Fund -              59.205904         57.457644            -2.95%                      56              1999
Class A - NQ                    57.243116         59.205904             3.43%                     342              1998
                                52.397975         57.243116             9.25%                     595              1997
                                50.922705         52.397975             2.90%                   3,321              1996
                                42.342529         50.922705            20.26%                     596              1995
                                44.767184         42.342529            -5.42%                     450              1994
                                39.714988         44.767184            12.72%                   1,068              1993
                                37.741633         39.714988             5.23%                   1,400              1992
                                32.296567         37.741633            16.86%                   2,161              1991
                                30.418889         32.296567             6.17%                   2,290              1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF                 YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Bond Fund -              50.471558         48.832757            -3.25%                 296,161              1999
Class A - QS                    48.946623         50.471558             3.12%                 402,734              1998
                                44.939826         48.946623             8.92%                 453,678              1997
                                43.808005         44.939826             2.58%                 509,516              1996
                                36.536936         43.808005            19.90%                 613,426              1995
                                38.746280         36.536936            -5.70%                 715,452              1994
                                34.477915         38.746280            12.38%                 873,520              1993
                                32.864457         34.477915             4.91%               1,019,209              1992
                                28.208302         32.864457            16.51%               1,231,635              1991
                                26.649337         28.208302             5.85%               1,282,139              1990

MFS(R) Bond Fund -              50.430297         48.792845            -3.25%                 124,805              1999
Class A - NQS                   48.906597         50.430297             3.12%                 144,138              1998
                                44.903088         48.906597             8.92%                 147,342              1997
                                43.772192         44.903088             2.58%                 208,403              1996
                                36.507070         43.772192            19.90%                 267,129              1995
                                38.714601         36.507070            -5.70%                 278,445              1994
                                34.449725         38.714601            12.38%                 341,506              1993
                                32.837584         34.449725             4.91%                 395,096              1992
                                28.185248         32.837584            16.51%                 416,135              1991
                                26.627561         28.185248             5.85%                 423,448              1990

MFS(R) Bond Fund -              50.627514         48.983649            -3.25%                     784              1999
Class A - NQS                   49.097863         50.627514             3.12%                     786              1998
(81-225)                        45.078692         49.097863             8.92%                     789              1997
                                43.943375         45.078692             2.58%                   1,597              1996
                                36.649839         43.943375            19.90%                   4,145              1995
                                38.865999         36.649839            -5.70%                   4,892              1994
                                34.584435         38.865999            12.38%                  10,550              1993
                                32.965982         34.584435             4.91%                  10,644              1992
                                28.295444         32.965982            16.51%                  13,375              1991
                                26.731671         28.295444             5.85%                  13,709              1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Emerging Growth          50.131190         74.260820            48.13%                 276,955            1999
Fund - Class A - QS             40.798757         50.131190            22.87%                 320,469            1998
                                34.264981         40.798757            19.07%                 385,073            1997
                                30.247061         34.264981            13.28%                 437,204            1996
                                21.706658         30.247061            39.34%                 424,049            1995
                                20.977470         21.706658             3.48%                 400,564            1994
                                16.755110         20.977490            25.20%                 285,804            1993
                                15.782125         16.755110             6.17%                 288,500            1992
                                 9.396802         15.782125            67.95%                 222,326            1991
                                10.753988          9.396802           -12.62%                 112,582            1990

MFS(R) Emerging Growth          50.131190         74.260820            48.13%                       0            1999
Fund - Class A - NQS            40.798757         50.131190            22.87%                     779            1998
(81-225)                        34.264981         40.798757            19.07%                     674            1997
                                30.247061         34.264981            13.28%                     675            1996
                                21.706658         30.247061            39.34%                     474            1995
                                20.977490         21.706658             3.48%                     474            1994
                                16.755110         20.977490            25.20%                   1,237            1993
                                15.782125         16.755110             6.17%                     762            1992
                                 9.396802         15.782125            67.95%                   1,140            1991
                                10.753988          9.396802           -12.62%                       0            1990

MFS(R) Global Governments       51.773614         49.309941            -4.76%                  63,386            1999
Fund - Class A - QS             50.368842         51.773614             2.79%                  85,861            1998
                                50.880072         50.368842            -1.00%                 115,417            1997
                                48.914346         50.880072             4.02%                 143,438            1996
                                42.911877         48.914346            13.99%                 184,796            1995
                                46.532702         42.911877            -7.78%                 229,107            1994
                                39.821939         46.532702            16.85%                 272,388            1993
                                39.811131         39.821939             0.03%                 260,769            1992
                                35.563134         39.811131            11.94%                 271,803            1991
                                30.561450         35.563134            16.37%                 315,655            1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Global Governments       50.475906         48.073994            -4.76%                   8,381            1999
Fund - Class A - NQS            49.106357         50.475906             2.79%                  16,423            1998
                                49.604787         49.106357            -1.00%                  15,550            1997
                                47.688325         49.604787             4.02%                  22,367            1996
                                41.836304         47.688325            13.99%                  36,927            1995
                                45.366368         41.836304            -7.78%                  44,619            1994
                                38.823817         45.366368            16.85%                  57,120            1993
                                38.813287         38.823817             0.03%                  42,828            1992
                                34.671762         38.813287            11.94%                  35,166            1991
                                29.795448         34.671762            16.37%                  54,896            1990

MFS(R) Global Governments       51.693122         49.233289            -4.76%                     367            1999
Fund - Class A - NQS            50.290543         51.693122             2.79%                     709            1998
(81-225)                        50.800980         50.290543            -1.00%                     666            1997
                                48.838310         50.800980             4.02%                   1,811            1996
                                42.845163         48.838310            13.99%                   2,763            1995
                                46.460353         42.845163            -7.78%                   3,284            1994
                                39.760030         46.460353            16.85%                   3,684            1993
                                39.749239         39.760030             0.03%                   4,274            1992
                                35.507853         39.749239            11.94%                   5,904            1991
                                30.513949         35.507853            16.37%                   7,450            1990

MFS(R) Growth                  265.137821        348.647800            31.50%                       0            1999
Opportunities Fund -           207.334157        265.137821            27.88%                       0            1998
Class A - Q                    169.873726        207.334157            22.05%                       0            1997
                               140.810582        169.873726            20.64%                       0            1996
                               105.450698        140.810582            33.15%                       0            1995
                               111.450698        105.450698            -5.11%                       0            1994
                                96.886717        111.450698            15.03%                       0            1993
                                90.866062         96.886717             6.63%                      59            1992
                                74.980776         90.866062            21.19%                      60            1991
                                79.192602         74.980776            -5.32%                      60            1990

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF                YEAR
                              VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                              BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                              PERIOD
MFS(R) Growth                  194.984157        256.397950            31.50%                   1,102              1999
Opportunities Fund -           152.474948        194.984157            27.88%                     830              1998
Class A - NQ                   124.926291        152.474948            22.05%                   1,008              1997
                               103.553065        124.926291            20.64%                   2,724              1996
                                77.773322        103.553065            33.15%                   2,642              1995
                                81.961605         77.773322            -5.11%                   2,807              1994
                                71.251149         81.961605            15.03%                   2,923              1993
                                66.823526         71.251149             6.63%                   3,217              1992
                                55.141372         66.823526            21.19%                   3,285              1991
                                58.238773         55.141372            -5.32%                   3,209              1990

MFS(R) Growth                  180.233377        236.283783            31.10%                 540,025              1999
Opportunities Fund -           141.368069        180.233377            27.49%                 633,469              1998
Class A - QS                   116.177967        141.368069            21.68%                 732,936              1997
                                96.595726        116.177967            20.27%                 822,246              1996
                                72.767772         96.595725            32.75%                 920,477              1995
                                76.918993         72.767772            -5.40%               1,029,309              1994
                                67.070484         76.918993            14.68%               1,187,377              1993
                                63.094003         67.070484             6.30%               1,351,519              1992
                                52.221717         63.094003            20.82%               1,533,160              1991
                                55.323366         52.221717            -5.61%               1,718,069              1990

MFS(R) Growth                  153.097965        200.709590            31.10%                 114,789              1999
Opportunities Fund -           120.084102        153.097965            27.49%                 152,136              1998
Class A - NQS                   98.686554        120.084102            21.68%                 172,812              1997
                                82.052560         98.686554            20.27%                 182,479              1996
                                61.812074         82.052560            32.75%                 206,611              1995
                                65.338300         61.812074            -5.40%                 214,829              1994
                                56.972537         65.338300            14.68%                 241,558              1993
                                53.594751         56.972537             6.30%                 284,420              1992
                                44.359372         53.594751            20.82%                 319,081              1991
                                46.994048         44.359372            -5.61%                 322,668              1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF              YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Growth                  168.926385        221.460448            31.10%                   9,598           1999
Opportunities Fund -           132.499304        168.926385            27.49%                  11,929           1998
Class A - NQS                  108.889502        132.499304            21.68%                  12,840           1997
(81-225)                        90.535764        108.889502            20.27%                  14,732           1996
                                68.202665         90.535764            32.75%                  15,064           1995
                                72.093454         68.202665            -5.40%                  16,083           1994
                                62.862782         72.093454            14.68%                  20,590           1993
                                59.135771         62.862782             6.30%                  23,039           1992
                                48.945558         59.135771            20.82%                  26,387           1991
                                51.852634         48.945558            -5.61%                  32,466           1990

MFS(R) High Income Fund -       71.596334         75.842999             5.93%                       0           1999
Class A - Q                     71.581692         71.596334             0.02%                       0           1998
                                64.068571         71.581692            11.73%                       0           1997
                                57.498253         64.068571            11.43%                       0           1996
                                49.574586         57.498253            15.98%                       0           1995
                                51.425517         49.574586            -3.60%                       0           1994
                                43.507773         51.425517            18.20%                       0           1993
                                37.547955         43.507773            15.87%                       0           1992
                                25.471529         37.547955            47.41%                       0           1991
                                30.899937         25.471529           -17.57%                       0           1990

MFS(R) High Income Fund -       72.060325         76.334509             5.93%                     217           1999
Class A - NQ                    72.045586         72.060325             0.02%                     217           1998
                                64.483775         72.045586            11.73%                     358           1997
                                57.870879         64.483775            11.43%                     358           1996
                                49.895862         57.870879            15.98%                     359           1995
                                51.758789         49.895862            -3.60%                     359           1994
                                43.789729         51.758789            18.20%                     721           1993
                                37.791286         43.789729            15.87%                     360           1992
                                25.636591         37.791286            47.41%                     360           1991
                                31.100170         25.636591           -17.57%                     697           1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) High Income Fund -       62.788270         66.310941             5.61%                 214,222            1999
Class A - QS                    62.966234         62.788270            -0.28%                 279,479            1998
                                56.528677         62.966234            11.39%                 332,136            1997
                                50.886631         56.528677            11.09%                 408,255            1996
                                44.007083         50.886631            15.63%                 488,470            1995
                                45.788518         44.007083            -3.89%                 561,209            1994
                                38.856280         45.788518            17.84%                 709,698            1993
                                33.635599         38.856280            15.52%                 764,118            1992
                                22.886614         33.635599            46.97%                 797,975            1991
                                27.848883         22.886614           -17.82%                 914,811            1990

MFS(R) High Income Fund -       61.835712         65.304939             5.61%                  91,528            1999
Class A - NQS                   62.010978         61.835712            -0.28%                 119,105            1998
                                55.671087         62.010978            11.39%                 154,453            1997
                                50.114634         55.671087            11.09%                 176,997            1996
                                43.339456         50.114634            15.63%                 188,820            1995
                                45.093866         43.339456            -3.89%                 200,368            1994
                                38.266802         45.093866            17.84%                 252,674            1993
                                33.125330         38.266802            15.52%                 263,452            1992
                                22.539408         33.125330            46.97%                 268,775            1991
                                27.426394         22.539408           -17.82%                 301,912            1990

MFS(R) High Income Fund -       62.788270         66.310941             5.61%                   4,190            1999
Class A - NQS                   62.966234         62.788270            -0.28%                   4,449            1998
(81-225)                        56.528677         62.966234            11.39%                   4,996            1997
                                50.886631         56.528677            11.09%                   6,379            1996
                                44.007083         50.886631            15.63%                   6,442            1995
                                45.788518         44.007083            -3.89%                   6,622            1994
                                38.856280         45.788518            17.84%                   9,385            1993
                                33.635599         38.856280            15.52%                   9,545            1992
                                22.886614         33.635599            46.97%                   9,353            1991
                                27.848883         22.886614           -17.82%                  10,384            1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Research Fund -         225.478933        276.393850            22.58%                       0            1999
Class A - Q                    185.283325        225.478933            21.69%                       0            1998
                               155.285363        185.283325            19.32%                       0            1997
                               126.019031        155.285363            23.22%                       0            1996
                                91.844201        126.019031            37.21%                       0            1995
                                92.760008         91.844201            -0.99%                       0            1994
                                77.006871         92.760008            20.46%                       0            1993
                                69.993098         77.006871            32.53%                       0            1992
                                53.307836         69.993098            44.46%                       0            1991
                                57.290901         53.307836            -6.95%                       0            1990

MFS(R) Research Fund -         180.672640        221.469939            22.58%                     434            1999
Class A - NQ                   148.464541        180.672640            21.69%                     390            1998
                               124.427653        148.464541            19.32%                     390            1997
                               100.977005        124.427653            23.22%                     110            1996
                                73.593263        100.977005            37.21%                     599            1995
                                74.327082         73.593263            -0.99%                     599            1994
                                61.704356         74.327082            20.46%                     807            1993
                                56.084333         61.704356            32.53%                     600            1992
                                42.714695         56.084333            44.46%                     660            1991
                                45.906255         42.714695            -6.95%                     663            1990

MFS(R) Research Fund -         177.325237        216.708566            22.21%                 186,365            1999
Class A - QS                   146.156474        177.325237            21.33%                 225,728            1998
                               122.865333        146.156474            18.96%                 265,836            1997
                               100.013750        122.865333            22.85%                 283,320            1996
                                73.111959        100.013750            36.80%                 270,229            1995
                                74.064821         73.111959            -1.29%                 285,624            1994
                                61.673295         74.064821            20.09%                 262,270            1993
                                56.226647         61.673295             9.69%                 278,528            1992
                                42.952906         56.226647            30.90%                 308,259            1991
                                46.303111         42.952906            -7.24%                 341,148            1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Research Fund -         154.941343        189.3532857           22.21%                  62,991            1999
Class A - NQS                  127.707031        154.941343            21.33%                  81,260            1998
                               107.355935        127.707031            18.96%                  93,659            1997
                                87.388917        107.355935            22.85%                 105,263            1996
                                63.882963         87.388917            36.80%                 100,973            1995
                                64.715547         63.882963            -1.29%                  97,012            1994
                                53.888228         64.715547            20.09%                  87,152            1993
                                49.129110         53.888228             9.69%                  77,535            1992
                                37.530937         49.129110            30.90%                  81,372            1991
                                40.458230         37.530937            -7.24%                  87,510            1990

MFS(R) Research Fund -         175.255390        214.179022            22.21%                   1,216            1999
Class A - NQS                  144.450450        175.255390            21.33%                   1,280            1998
(81-225)                       121.431177        144.450450            18.96%                   1,318            1997
                                98.846334        121.431177            22.85%                   1,676            1996
                                72.258548         98.846334            36.80%                   1,591            1995
                                73.200301         72.258548            -1.29%                   1,727            1994
                                60.953415         73.200301            20.09%                   1,975            1993
                                55.570339         60.953415             9.69%                   1,996            1992
                                42.451540         55.570339            30.90%                   2,041            1991
                                45.762638         42.451540            -7.24%                   5,210            1990

MFS(R) Series Trust IV -        37.041140         38.386185             3.63%                       0            1999
MFS(R) Money Market Fund        35.649000         37.041140             3.91%                       0            1998
- Q*                            34.325389         35.649000             3.86%                       0            1997
                                33.101565         34.325389             3.70%                       0            1996
                                31.765828         33.101565             4.20%                       0            1995
                                30.994333         31.765828             2.49%                       0            1994
                                30.575287         30.994333             1.37%                       0            1993
                                29.974326         30.575287             2.00%                       0            1992
                                28.674122         29.974326             4.53%                       0            1991
                                26.882238         28.674122             6.67%                       0            1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Series Trust IV -        38.008785         39.388969             3.63%                   1,494            1999
MFS(R) Money Market Fund        36.580276         38.008785             3.91%                   6,827            1998
- NQ                            35.222087         36.580276             3.86%                   6,828            1997
                                33.966291         35.222087             3.70%                   4,058            1996
                                32.595660         33.966291             4.20%                   5,703            1995
                                31.804010         32.595660             2.49%                   8,788            1994
                                31.374016         31.804010             1.37%                  10,894            1993
                                30.757355         31.374016             2.00%                  21,348            1992
                                29.423184         30.757355             4.53%                  22,044            1991
                                27.584489         29.423184             6.67%                  34,393            1990

MFS(R) Series Trust IV -        32.218020         33.286752             3.32%                 836,061            1999
MFS(R) Money Market Fund        31.101395         32.218020             3.59%               1,006,298            1998
- QS                            30.037656         31.101395             3.54%               1,143,756            1997
                                29.055232         30.037656             3.38%               1,343,440            1996
                                27.967294         29.055232             3.89%               1,630,393            1995
                                27.370768         27.967294             2.18%               2,012,165            1994
                                27.082782         27.370768             1.06%               2,386,518            1993
                                26.631168         27.082782             1.70%               3,346,894            1992
                                25.553415         26.631168             4.22%               4,316,381            1991
                                24.029764         25.553415             6.34%               5,619,586            1990

MFS(R) Series Trust IV -        32.240409         33.309883             3.32%                 499,340            1999
MFS(R) Money Market Fund        31.123008         32.240409             3.59%                 568,052            1998
- NQS                           30.058530         31.123008             3.54%                 556,766            1997
                                29.075421         30.058530             3.38%                 615,505            1996
                                27.986728         29.075421             3.89%                 597,925            1995
                                27.389788         27.986728             2.18%                 823,383            1994
                                27.101602         27.389788             1.06%                 962,484            1993
                                26.649674         27.101602             1.70%               1,251,049            1992
                                25.571172         26.649674             4.22%               1,661,279            1991
                                24.046461         25.571172             6.34%               2,007,134            1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF                YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Total Return Fund       119.502472        121.008100             1.26%                       0             1999
- Class A - Q                  108.143295        119.502472            10.50%                       0             1998
                                90.602325        108.143295            19.36%                     131             1997
                                79.840336         90.602325            13.48%                     131             1996
                                63.581031         79.840336            25.57%                     131             1995
                                65.964662         63.581031            -3.61%                     132             1994
                                57.871052         65.964662            13.99%                     132             1993
                                53.108093         57.871052             8.97%                     132             1992
                                44.107591         53.108093            20.41%                     132             1991
                                45.615581         44.107591            -2.32%                     133             1990

MFS(R) Total Return Fund       117.432831        118.912382             1.26%                       0             1999
- Class A - NQ                 106.270381        117.432831            10.50%                     146             1998
                                89.033201        106.270381            19.36%                       0             1997
                                78.457598         89.033201            13.48%                       0             1996
                                62.479885         78.457598            25.57%                      87             1995
                                64.822235         62.479885            -3.61%                      87             1994
                                56.868802         64.822235            13.99%                     317             1993
                                52.188320         56.868802             8.97%                     712             1992
                                43.343699         52.188320            20.41%                     534             1991
                                44.825581         43.343699            -3.31%                     535             1990

MFS(R) Total Return Fund       108.882919        109.920643             0.95%                 359,370             1999
- Class A - QS                  98.832664        108.882919            10.17%                 465,417             1998
                                83.053566         98.832664            19.00%                 570,631             1997
                                73.411912         83.053566            13.13%                 671,118             1996
                                58.638949         73.411912            25.19%                 782,272             1995
                                61.021714         58.638949            -3.90%                 902,191             1994
                                53.697197         61.021714            13.64%                 998,970             1993
                                49.427627         53.697197             8.64%                 977,013             1992
                                41.175343         49.427627            20.04%                 950,358             1991
                                42.712979         41.175343            -3.60%                 942,653             1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF               YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
MFS(R) Total Return Fund       105.395033        106.399516             0.95%                 109,211            1999
- Class A - NQS                 95.666722        105.395033            10.17%                 127,066            1998
                                80.393080         95.666722            19.00%                 145,316            1997
                                71.060281         80.393080            13.13%                 167,776            1996
                                56.760546         71.060281            25.19%                 199,257            1995
                                59.066983         56.760546            -3.90%                 224,713            1994
                                51.977095         59.066983            13.64%                 272,164            1993
                                47.844295         51.977095             8.64%                 229,777            1992
                                39.856354         47.844295            20.04%                 216,586            1991
                                41.344744         39.856354            -3.60%                 234,543            1990

MFS(R) Total Return Fund       107.823630        108.851257             0.95%                   1,014            1999
- Class A - NQS                 97.871152        107.823630            10.17%                   1,118            1998
(81-225)                        82.245565         97.871152            19.00%                     805            1997
                                72.697711         82.245565            13.13%                   1,979            1996
                                58.068470         72.697711            25.19%                   1,863            1995
                                60.428053         58.068470            -3.90%                   2,258            1994
                                53.174791         60.428053            13.64%                   3,580            1993
                                48.946754         53.174791             8.64%                   3,681            1992
                                40.774760         48.946754            20.04%                   2,990            1991
                                42.297442         40.774760            -3.60%                   3,950            1990

Nationwide Separate             24.593912         25.451018             3.49%                  20,531            1999
Account Trust - Money           23.669908         24.593912             3.90%                  32,830            1998
Market Fund - QS**              22.783414         23.669908             3.89%                  41,782            1997
                                21.961256         22.783414             3.74%                  55,730            1996
                                21.058716         21.961256             4.29%                  60,928            1995
                                20.538004         21.058716             2.54%                  72,621            1994
                                20.250996         20.538004             1.42%                  98,132            1993
                                19.842272         20.250996             2.06%                 126,024            1992
                                18.996144         19.842272             4.45%                 148,883            1991
                                17.809654         18.996144             6.66%                 178,554            1990

UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF                YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              VALUE               AT END OF PERIOD
                             PERIOD
Nationwide Separate             24.609906         25.467570             3.49%                  22,201             1999
Account Trust - Money           23.685302         24.609906             3.90%                  22,624             1998
Market Fund - NQS               22.798231         23.685302             3.89%                  26,117             1997
                                21.975540         22.798231             3.74%                  32,499             1996
                                21.072414         21.975540             4.29%                  36,289             1995
                                20.551361         21.072414             2.54%                  41,143             1994
                                20.264167         20.551361            -0.44%                  57,208             1993
                                19.855177         20.264167             3.96%                  63,453             1992
                                19.008499         19.855177             4.45%                  71,910             1991
                                17.821238         19.008499             6.66%                  92,012             1990



* The 7-day yield on the MFS(R) Series Trust IV - MFS(R) Money Market Fund as of December 31, 1999 was 3.70%.



** The 7-day yield on the Nationwide Separate Account Trust - Money Market Fund as of December 31, 1999, was 4.08%.


NATIONWIDE LIFE INSURANCE COMPANY


Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


GENERAL DISTRIBUTOR


The contracts are distributed by the general distributor, Clarendon Insurance Agency, Inc., 200 Berkeley Street, Boston, Massachusetts, 02116, an affiliate of Massachusetts Financial Services Company.


TYPES OF CONTRACTS


The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.



Non-Qualified Annuity Contracts



A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.



Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within the statutory period.



Non-Qualified Annuity contracts that are owned by natural persons can defer the incidence of taxation on the income earned in the contract until it is distributed or deemed to be distributed.



Individual Retirement Annuities (IRAs)



Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;



- the premiums are not fixed; o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);



- certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2;



-    the entire interest of the owner in the contract is nonforfeitable; and



- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.



Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.



Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.



IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.



For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.



Simplified Employee Pension IRAs (SEP IRAs)



A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.



An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.



A SEP IRA plan must satisfy the following requirements:



-    minimum participation rules;



-    top-heavy contribution rules;



-    nondiscriminatory allocation rules; and



-    requirements regarding a written allocation formula.



In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.



Roth IRAs



Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:



-    the contract is not transferable by the owner;



-    the premiums are not fixed;



- the annual premium cannot exceed $2000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and



- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.



A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.



There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.



Tax Sheltered Annuities



Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.



Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.



The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.



Qualified Plans



Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.



Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS


MFS Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.


Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts each corresponds to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Accounts, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.


     All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.


Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.


CHARGES AND DEDUCTIONS


CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $30 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses relating to the maintenance of the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of the withdrawal as compared to the total contract value.


Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGES


Nationwide deducts Mortality and Expense Risk Charges from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.30% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charges also compensate Nationwide for risks assumed in connection with the standard death benefit.


The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If these charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC, as described below.

The CDSC will not exceed the lesser of:

(1)      5% of the amount surrendered; or

(2) 5% of the total of all purchase payments made within 8 years of the surrender date.

The CDSC is calculated by multiplying the applicable CDSC percentage by the lesser of the amount surrendered or the total of all purchase payments made within 8 years of the surrender request.


For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)




The CDSC is used to cover sales expenses, including commissions (maximum of 5.11% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.


Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

         (a)      10% of all purchase payments; or

         (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

         (1) upon the annuitization of contracts which have been in force for at least two years;

         (2)      upon payment of a death benefit; or

         (3) from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

Additionally, Nationwide will waive the CDSC on contracts purchased by:

- an officer, director, partner or employee of the general distributor, Clarendon Insurance Agency, Inc. (an affiliate of Massachusetts Financial Services Company); or

- an officer, director, partner or employee of any firm affiliated with Clarendon Insurance Agency, Inc.

PREMIUM TAXES


Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.


If applicable, Nationwide will deduct premium taxes from the contract either at:

         (1)      the time the contract is surrendered;

         (2)      annuitization; or

         (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

         -        on a Nationwide form;

         -        signed by the contract owner; and

         - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

-    Joint owners can only be named for Non-Qualified Contracts;

- Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

- The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;


- Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and


- An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                       MINIMUM INITIAL      MINIMUM
     CONTRACT             PURCHASE         SUBSEQUENT
       TYPE                PAYMENT          PAYMENTS
Non-Qualified             $1,500              $0

IRA                         $0                $0

SEP IRA                     $0                $0

Tax Sheltered               $0                $0
Annuity

Qualified                   $0                $0


PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed on the following nationally recognized holidays:

-        New Year's Day

-        Martin Luther King, Jr. Day

-        Presidents Day

-        Good Friday

-        Memorial Day

-        Independence Day

-        Labor Day

-        Thanksgiving

-        Christmas

Nationwide also will not price purchase payments if:

         (1)      trading on the New York Stock Exchange is restricted;

         (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

         (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.


Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

         1) the value of amounts allocated to the sub-accounts of the variable account; and

         2)       amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)      is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

         (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and



         (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.


Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

         1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

         2)       adding any interest earned on the amounts allocated.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocations reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.


Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").


Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

         - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

         - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

         a)       the amount requested; or

         b)       the remaining contract value.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

         1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

         2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.       The surrender limitations described in Section A also apply to:

         1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

         2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

         3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED

NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will compensate Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

         -        the contract is surrendered;

         -        the contract owner/annuitant dies;

         - the contract owner who is not the annuitant dies prior to annuitization; or

         -        annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York

Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the NSAT Money Market Fund to any other underlying mutual fund. The minimum monthly transfer is $100. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. A CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

         (1)      an annuity payment option; and

         (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

         1) deducting applicable premium taxes from the total contract value; then

         2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

         1) deducting applicable premium taxes from the total contract value; then

         2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

For contracts issued on or after January 19, 1985, distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

         (1)      in a lump sum;

         (2)      as an annuity; or

         (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

         (1)      proper proof of the annuitant's death;

         (2)      an election specifying the distribution method; and

         (3)      any state required form(s).

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         1) the total of all purchase payments, less any amounts surrendered; or

         2)       the contract value.

However, if the annuitization date is deferred beyond the annuitant's 75th birthday, the death benefit will be the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

         1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

         2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

                  a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

                           Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

                  b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

         a) the death of the annuitant will be treated as the death of a contract owner;

         b) any change of annuitant will be treated as the death of a contract owner; and

         c) in either case, the appropriate distribution will be made upon the death or change, as the case may be. The annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Internal Revenue Code.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans or Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit provisions of
Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

         a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

         b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

         a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

         b)       the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Payments beginning on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the annuitant by the annuitant's life expectancy or the joint life expectancies of the annuitant and the annuitant's designated beneficiary (if the annuitant dies before the required beginning date) or the beneficiary under the selected annuity payment option (if the annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by using return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

         a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

         b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAS

Distributions from an Individual Retirement Annuity or a SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

         a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

         b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

         a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

                  1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

                  2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

         b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES


The tax consequences of purchasing a contract described in this prospectus will depend on:



-        the type of contract purchased;

-        the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.



See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.



Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.



Annuity contracts are often purchased with the expectation that investment earnings will be taxable only upon withdrawal from the contract (tax-deferral). In some cases, tax-deferral may apply as a result of the type of contract purchased. In other cases, tax-deferral may apply, but only as a result of the contract being purchased by certain tax qualified or tax advantaged plans - such plans are typically permitted to purchase other investments besides annuities and retain tax-deferred status.



The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.


The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:


-        Individual Retirement Annuities;

-        Roth IRAs;

-        SEP IRAs;

-        Tax Sheltered Annuities; and

-        "Non-Qualified Annuities."

Individual Retirement Annuities and SEP IRAs



Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.



If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:



-        made to a beneficiary on or after the death of the owner;



- attributable to the owner becoming disabled (as defined in the Internal Revenue Code;



- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;



-        used for qualified higher education expenses; or



- used for expenses attributable to the purchase of a home for a qualified first-time buyer.



Roth IRAs



Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-        it is made on or after the date on which the contract owner attains age
         59 1/2;



- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;



-        it is attributable to the contract owner's disability; or



- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.



The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.



A qualified distribution is not included in gross income for federal income tax purposes.



A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.



Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.



If nonqualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:



-        made to a beneficiary on or after the death of the owner;



- attributable to the owner becoming disabled as defined in the Internal Revenue Code;



- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives

         (or joint life expectancies) of the owner and his or her designated beneficiary;



-        for qualified higher education expenses; or



- used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.


Tax Sheltered Annuities



Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.



If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:



-        made to a beneficiary on or after the death of the owner;



- attributable to the owner becoming disabled as defined in the Internal Revenue Code;



- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;



-        for qualified higher education expenses;



- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or



- made to the owner after separation from service with his or her employer after age 55.



Non-Qualified Contracts - Natural Persons as Contract Owners



Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.



Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.



With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.



In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.



A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.



The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:



-        the result of a contract owner's death;



- the result of a contract owner's disability, as defined in the Internal Revenue Code;



- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or



-        is allocable to an investment in the contract before August 14, 1982.



Non-Qualified Contracts - Non-Natural Persons as Contract Owners



The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.



Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.



The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.



The non-natural persons rules also do not apply to contracts that are:



- acquired by the estate of a decedent by reason of the death of the decedent;



- issued in connection with certain qualified retirement plans and individual retirement plans;



- purchased by an employer upon the termination of certain qualified retirement plans.



WITHHOLDING



Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:



- the distribution is made directly to another Tax Sheltered Annuity or IRA; or



- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.



In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.



NON-RESIDENT ALIENS



Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:



1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and



2)       provide Nationwide with an individual taxpayer identification number.



If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.



Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:



1) the distribution is connected to the non-resident alien's conduct of business in the United States; and



2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.



Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.



FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES



The following transfers may be considered a gift for federal gift tax purposes:



-        a transfer of the contract from one contract owner to another; or



-        a distribution to someone other than a contract owner.



Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.



Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:



a) an individual who is two or more generations younger than the contract owner; or



b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).



If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:



- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or



- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.



If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.



CHARGE FOR TAX



Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.



DIVERSIFICATION



Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless



-        the failure to diversify was accidental;



-        the failure is corrected; and

-        a fine is paid to the Internal Revenue Service.



The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.



If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.



TAX CHANGES



The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.



STATEMENTS AND REPORTS



Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.



These mailings will contain:



-        statements showing the contract's quarterly activity;



- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;



- semi-annual reports as of June 30 containing financial statements for the variable account; and



- annual reports as of December 31 containing financial statements for the variable account.



Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.



In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.



In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.



On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.



There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.



The general distributor is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Yield Quotations of Money Market Sub-Accounts..................2
Annuity Payments...............................................................2
Financial Statements...........................................................3

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income rather than current income return. To achieve this objective, it is the policy of the Fund to keep its assets invested, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies. The Fund's investment adviser is Massachusetts Financial Service Company.

MASSACHUSETTS INVESTORS TRUST - CLASS A

Investment Objective: To provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of an investor's capital which he wishes to have invested in common stocks considered to be high or improving investment quality. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) BOND FUND - CLASS A

Investment Objective: To provide a high level of current income for distribution to investors as is believed to be consistent with prudent investment risk. An additional objective is to seek protection of investor's capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) EMERGING GROWTH FUND - CLASS A

Investment Objective: To seek long-term growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The Fund's investment adviser is Massachusetts Financial Service Company.

The contract owner may allocate to the Fund purchase payments (or contract value attributable to purchase payments) made on or after January 1, 1981.

MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A (FORMERLY MFS(R) WORLD GOVERNMENTS
FUND)

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. See "Special Considerations" section in the MFI-B Prospectus. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend income, if any, is incidental to the objective of growth capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) HIGH INCOME FUND - CLASS A

Investment Objective: To seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by the Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Capital growth is a consideration incidental to the investment objective of high current income. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) RESEARCH FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income. As a secondary objective the Fund will attempt to provide more current dividend income than is normally obtainable from a portfolio of growth stocks only. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS SERIES TRUST IV - MFS(R) MONEY MARKET FUND

Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments, including United States government securities, obligations of the larger banks, prime commercial paper and high-grade, short-term corporate obligations. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) TOTAL RETURN FUND - CLASS A

Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential. The Fund's investment adviser is Massachusetts Financial Service Company.

NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.


     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000


                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                              MFS VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or by calling 1-800-848-7529, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts...................2
Annuity Payments...............................................................2
Financial Statements...........................................................3

GENERAL INFORMATION AND HISTORY


The MFS Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.


SERVICES

Nationwide, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The Contracts, which are offered continuously, are distributed by Clarendon Insurance Agency, Inc. (Clarendon") 200 Berkeley Street, Boston, Massachusetts 02116, an affiliate of Massachusetts Financial Services Company. During the fiscal years ended December 31, 1999, 1998 and 1997, no underwriting commissions were paid by Nationwide to Clarendon.


CALCULATIONS OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

MFS(R) Series Trust IV-MFS(R) Money Market Fund

Any current yield quotation of the Money Market Fund which is used in a manner as to be subject to the provisions of Rule 482 under the 1933 Act, as amended, will consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and will be calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7 (366/7 in a leap year). For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Fund so used will be calculated by compounding the current yield quotation for the period by multiplying the quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7 (366/7 in a leap year), and subtracting 1 from the result.

Nationwide Separate Account Trust-Money Market Fund ("NSAT Money Market Fund")

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 under the 1933 Act, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, excluding realized and unrealized gains and losses, in value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested.

The NSAT Money Market Fund's yield will fluctuate daily. Actual yield will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the NSAT Money Market Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Value will remain constant. An investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:
      MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         44,839,567 shares (cost $44,839,567) .................................  $ 44,839,567
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         5,060,285 shares (cost $69,960,980) ..................................   102,875,587
      Massachusetts Investors Trust - Class A (MFSInvTr)
         2,381,892 shares (cost $38,456,230) ..................................    49,900,636
      MFS(R)Bond Fund - Class A (MFSBdFd)
         1,723,568 shares (cost $22,798,332) ..................................    20,993,061
      MFS(R)Emerging Growth Fund - Class A (MFSEmGro)
         309,109 shares (cost $12,300,453) ....................................    20,583,561
      MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)
         8,102,643 shares (cost $108,820,607) .................................   154,517,403
      MFS(R)High Income Fund - Class A (MFSHiInc)
         4,176,635 shares (cost $22,232,196) ..................................    20,841,407
      MFS(R)Research Fund - Class A (MFSRsrch)
         1,835,939 shares (cost $35,559,355) ..................................    52,985,206
      MFS(R)Total Return Fund - Class A (MFSTotRe)
         3,735,009 shares (cost $54,334,069) ..................................    51,841,920
      MFS(R)World Governments Fund - Class A (MFSWdGvt)
         381,664 shares (cost $4,106,511) .....................................     3,591,454
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,088,111 shares (cost $1,088,111) ...................................     1,088,111
                                                                                -------------
            Total receivable ..................................................   524,057,913
   Accounts receivable ........................................................            16
                                                                                -------------
            Total assets ......................................................   524,057,929
ACCOUNTS PAYABLE ..............................................................        78,945
                                                                                -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .............................................. $ 523,978,984
                                                                                =============

See accompanying notes to financial

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------------
STATEMENTS OF OPERATIONS
--------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 TOTAL                           MFSMyMkt
                                                    ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   8,566,936       10,369,909        2,182,838        2,582,102
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................          (6,760)          (7,274)          (1,901)          (2,584)
      Spectrum ..................................      (6,518,341)      (6,596,560)        (626,290)        (687,836)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................       2,041,835        3,766,075        1,554,647        1,891,682
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........     137,636,399      130,394,580       23,621,380       20,441,104
  Cost of mutual fund shares sold ...............    (105,287,343)     (99,402,881)     (23,621,380)     (20,441,104)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........      32,349,056       30,991,699                -                -
  Change in unrealized gain (loss) on investments      22,704,757       18,094,682                -                -
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      55,053,813       49,086,381                -                -
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................      30,356,218       34,176,159                -                -
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      87,451,866       87,028,615        1,554,647        1,891,682
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      13,486,199       21,666,010          782,924          898,913
  Transfers between funds .......................               -                -        3,148,451        4,471,627
  Redemptions ...................................     (93,890,119)     (86,101,187)     (11,884,305)      (9,288,873)
  Annuity benefits ..............................        (670,897)        (577,607)         (73,068)         (78,290)
  Annual contract maintenance charge (note 2) ...        (241,389)        (219,538)         (37,058)         (39,671)
  Contingent deferred sales charges (note 2) ....        (156,849)        (103,039)         (32,130)         (11,571)
  Adjustments to maintain reserves ..............           1,436         (135,171)          (3,554)         (51,614)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................     (81,471,619)     (65,470,532)      (8,098,740)      (4,099,479)
                                                    -------------    -------------    -------------    -------------

Net change in contract owners' equity ...........       5,980,247       21,558,083       (6,544,093)      (2,207,797)
Contract owners' equity beginning of period .....     517,998,737      496,440,654       51,419,718       53,627,515
                                                    -------------    -------------    -------------    -------------
Contract owners' equity end of period ...........   $ 523,978,984      517,998,737       44,875,625       51,419,718
                                                    =============    =============    =============    =============

                                                                MFSGrStk                          MFSInvTr
                                                    ------------------------------    ------------------------------
                                                        1999             1998              1999            1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -           23,643          251,769          455,006
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................          (1,240)          (1,370)            (552)            (512)
      Spectrum ..................................      (1,090,622)        (825,562)        (698,126)        (727,278)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................      (1,091,862)        (803,289)        (446,909)        (272,784)
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........      15,786,263       12,931,854       13,218,357       14,054,623
  Cost of mutual fund shares sold ...............      (9,828,016)      (9,211,452)      (6,960,564)      (8,943,542)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........       5,958,247        3,720,402        6,257,793        5,111,081
  Change in unrealized gain (loss) on investments      15,455,405       11,624,106       (4,553,230)       2,981,251
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      21,413,652       15,344,508        1,704,563        8,092,332
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................       7,544,492        5,881,907        1,413,976        2,957,888
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      27,866,282       20,423,126        2,671,630       10,777,436
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       3,993,587        3,149,739        1,009,480        1,696,074
  Transfers between funds .......................      10,768,381        6,233,843       (1,193,708)        (555,795)
  Redemptions ...................................     (14,092,092)      (9,503,275)      (9,374,362)      (8,819,189)
  Annuity benefits ..............................         (65,351)         (44,622)         (50,984)         (36,360)
  Annual contract maintenance charge (note 2) ...         (27,619)         (17,039)         (19,536)         (16,463)
  Contingent deferred sales charges (note 2) ....         (21,585)          (8,106)         (17,722)          (6,772)
  Adjustments to maintain reserves ..............         (10,309)         (71,184)           6,257              241
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................         545,012         (260,644)      (9,640,575)      (7,738,264)
                                                    -------------    -------------    -------------    -------------

Net change in contract owners' equity ...........      28,411,294       20,162,482       (6,968,945)       3,039,172
Contract owners' equity beginning of period .....      74,455,073       54,292,591       56,873,438       53,834,266
                                                    -------------    -------------    -------------    -------------
Contract owners' equity end of period ...........     102,866,367       74,455,073       49,904,493       56,873,438
                                                    =============    =============    =============    =============

                                                                     (Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                               MFSBdFd                        MFSEmGro
                                                    ---------------------------    --------------------------
                                                         1999           1998           1999            1998
                                                    ------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  1,654,981      1,859,739              -              -
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................           (111)          (223)             -              -
      Spectrum ..................................       (320,201)      (373,037)      (202,824)      (197,843)
                                                    ------------    -----------    -----------    -----------
    Net investment activity .....................      1,334,669      1,486,479       (202,824)      (197,843)
                                                    ------------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........      7,173,570      8,377,135      7,091,245      6,632,123
  Cost of mutual fund shares sold ...............     (7,284,574)    (7,948,902)    (4,274,435)    (3,476,772)
                                                    ------------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (111,004)       428,233      2,816,810      3,155,351
  Change in unrealized gain (loss) on investments     (2,051,919)    (1,155,208)     3,965,332        352,115
                                                    ------------    -----------    -----------    -----------
    Net gain (loss) on investments ..............     (2,162,923)      (726,975)     6,782,142      3,507,466
                                                    ------------    -----------    -----------    -----------
  Reinvested capital gains ......................              -         88,925         97,012        148,843
                                                    ------------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (828,254)       848,429      6,676,330      3,458,466
                                                    ------------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        384,574      1,160,385      1,796,971      1,154,923
  Transfers between funds .......................     (1,297,499)       401,769       (181,944)      (431,140)
  Redemptions ...................................     (5,140,591)    (4,211,550)    (3,808,479)    (3,810,007)
  Annuity benefits ..............................        (75,346)       (47,201)        (3,048)        (2,440)
  Annual contract maintenance charge (note 2) ...        (13,003)       (11,467)        (8,529)        (8,292)
  Contingent deferred sales charges (note 2) ....         (9,288)        (7,214)        (6,544)        (2,556)
  Adjustments to maintain reserves ..............           (228)         1,684            369          7,905
                                                    ------------    -----------    -----------    -----------
      Net equity transactions ...................     (6,151,381)    (2,713,594)    (2,211,204)    (3,091,607)
                                                    ------------    -----------    -----------    -----------

Net change in contract owners' equity ...........     (6,979,635)    (1,865,165)     4,465,126        366,859
Contract owners' equity beginning of period .....     27,972,946     29,838,111     16,118,930     15,752,071
                                                    ------------    -----------    -----------    -----------
Contract owners' equity end of period ...........   $ 20,993,311     27,972,946     20,584,056     16,118,930
                                                    ============    ===========    ===========    ===========


                                                              MFSGrOpp                        MFSHiInc
                                                    ----------------------------    --------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -               -      2,242,661      2,551,491
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................         (1,851)         (1,632)          (163)          (195)
      Spectrum ..................................     (1,764,184)     (1,730,709)      (315,266)      (385,733)
                                                    ------------    ------------    -----------    -----------
    Net investment activity .....................     (1,766,035)     (1,732,341)     1,927,232      2,165,563
                                                    ------------    ------------    -----------    -----------

  Proceeds from mutual fund shares sold .........     29,050,157      26,360,076      9,651,962      9,322,459
  Cost of mutual fund shares sold ...............    (20,434,106)    (18,002,705)    (9,791,758)    (8,501,775)
                                                    ------------    ------------    -----------    -----------
    Realized gain (loss) on investments .........      8,616,051       8,357,371       (139,796)       820,684
  Change in unrealized gain (loss) on investments     16,486,755      10,467,937       (387,891)    (2,867,726)
                                                    ------------    ------------    -----------    -----------
    Net gain (loss) on investments ..............     25,102,806      18,825,308       (527,687)    (2,047,042)
                                                    ------------    ------------    -----------    -----------
  Reinvested capital gains ......................     14,239,127      15,210,020              -              -
                                                    ------------    ------------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     37,575,898      32,302,987      1,399,545        118,521
                                                    ------------    ------------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,492,192       7,638,546        331,911      1,174,207
  Transfers between funds .......................     (3,229,327)     (2,801,413)    (1,601,990)    (1,577,321)
  Redemptions ...................................    (22,992,059)    (23,389,524)    (4,814,330)    (5,316,140)
  Annuity benefits ..............................       (166,195)       (151,243)       (87,932)       (91,832)
  Annual contract maintenance charge (note 2) ...        (70,423)        (65,520)       (16,665)       (18,489)
  Contingent deferred sales charges (note 2) ....        (30,048)        (26,490)        (8,379)        (5,958)
  Adjustments to maintain reserves ..............        (12,497)         74,516         16,018         15,656
                                                    ------------    ------------    -----------    -----------
      Net equity transactions ...................    (24,008,357)    (18,721,128)    (6,181,367)    (5,819,877)
                                                    ------------    ------------    -----------    -----------

Net change in contract owners' equity ...........     13,567,541      13,581,859     (4,781,822)    (5,701,356)
Contract owners' equity beginning of period .....    140,949,392     127,367,533     25,653,603     31,354,959
                                                    ------------    ------------    -----------    -----------
Contract owners' equity end of period ...........    154,516,933     140,949,392     20,871,781     25,653,603
                                                    ============    ============    ===========    ===========

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       MFSRsrch                        MFSTotRe
                                                    ---------------------------    --------------------------
                                                         1999           1998           1999            1998
                                                    ------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        $     -              -      1,900,797      2,489,803

  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................           (779)          (639)          (163)          (119)
      Spectrum ..................................       (658,747)      (682,488)      (772,092)      (891,862)
                                                    ------------    -----------    -----------    -----------
    Net investment activity .....................       (659,526)      (683,127)     1,128,542      1,597,822
                                                    ------------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........     14,315,650     13,014,940     15,478,371     15,210,192
  Cost of mutual fund shares sold ...............     (7,063,124)    (7,349,389)   (13,603,307)   (11,393,719)
                                                    ------------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      7,252,526      5,665,551      1,875,064      3,816,473
  Change in unrealized gain (loss) on investments       (227,551)     3,200,984     (5,730,615)    (6,519,824)
                                                    ------------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      7,024,975      8,866,535     (3,855,551)    (2,703,351)
                                                    ------------    -----------    -----------    -----------
  Reinvested capital gains ......................      3,686,963      1,963,781      3,374,648      7,924,795
                                                    ------------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     10,052,412     10,147,189        647,639      6,819,266
                                                    ------------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,672,547      2,457,685        946,201        902,584
  Transfers between funds .......................     (2,490,592)    (2,366,157)    (3,370,521)    (1,753,702)
  Redemptions ...................................     (9,391,456)    (8,304,556)   (10,996,606)   (11,867,669)
  Annuity benefits ..............................        (50,346)       (53,782)       (90,215)       (62,970)
  Annual contract maintenance charge (note 2) ...        (17,954)       (14,862)       (25,741)       (22,436)
  Contingent deferred sales charges (note 2) ....         (8,945)       (11,114)       (19,527)       (19,514)
  Adjustments to maintain reserves ..............         26,933         17,075        (22,524)      (134,203)
                                                    ------------    -----------    -----------    -----------
      Net equity transactions ...................    (10,259,813)    (8,275,711)   (13,578,933)   (12,957,910)
                                                    ------------    -----------    -----------    -----------

Net change in contract owners' equity ...........       (207,401)     1,871,478    (12,931,294)    (6,138,644)
Contract owners' equity beginning of period .....     53,235,629     51,364,151     64,589,879     70,728,523
                                                    ------------    -----------    -----------    -----------
Contract owners' equity end of period ...........   $ 53,028,228     53,235,629     51,658,585     64,589,879
                                                    ============    ===========    ===========    ===========

                                                            MFSWdGvt                     NSATMyMkt
                                                    ------------------------    ------------------------
                                                        1999          1998         1999          1998
                                                    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      276,355       331,281        57,535        76,844

  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................            -             -             -             -
      Spectrum ..................................      (54,080)      (74,693)      (15,909)      (19,519)
                                                    ----------    ----------    ----------    ----------
    Net investment activity .....................      222,275       256,588        41,626        57,325
                                                    ----------    ----------    ----------    ----------

  Proceeds from mutual fund shares sold .........    1,893,444     3,720,395       356,000       329,679
  Cost of mutual fund shares sold ...............   (2,070,079)   (3,803,842)     (356,000)     (329,679)
                                                    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........     (176,635)      (83,447)            -             -
  Change in unrealized gain (loss) on investments     (251,529)       11,047             -             -
                                                    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............     (428,164)      (72,400)            -             -
                                                    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................            -             -             -             -
                                                    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (205,889)      184,188        41,626        57,325
                                                    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       60,934     1,419,862        14,878        13,092
  Transfers between funds .......................     (524,193)   (1,619,685)      (27,058)       (2,026)
  Redemptions ...................................   (1,094,100)   (1,282,444)     (301,739)     (307,960)
  Annuity benefits ..............................       (8,412)       (8,867)            -             -
  Annual contract maintenance charge (note 2) ...       (3,111)       (3,409)       (1,750)       (1,890)
  Contingent deferred sales charges (note 2) ....         (539)       (1,880)       (2,142)       (1,864)
  Adjustments to maintain reserves ..............        1,038         4,802           (67)          (49)
                                                    ----------    ----------    ----------    ----------
      Net equity transactions ...................   (1,568,383)   (1,491,621)     (317,878)     (300,697)
                                                    ----------    ----------    ----------    ----------

Net change in contract owners' equity ...........   (1,774,272)   (1,307,433)     (276,252)     (243,372)
Contract owners' equity beginning of period .....    5,365,936     6,673,369     1,364,193     1,607,565
                                                    ----------    ----------    ----------    ----------
Contract owners' equity end of period ...........    3,591,664     5,365,936     1,087,941     1,364,193
                                                    ==========    ==========    ==========    ==========


See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R)Bond Fund - Class A (MFSBdFd)

              MFS(R)Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R)High Income Fund - Class A (MFSHiInc)

              MFS(R)Research Fund - Class A (MFSRsrch)

              MFS(R)Total Return Fund - Class A (MFSTotRe)

              MFS(R)World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                (managed for a fee by an affiliated investment advisor)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

                                                                                                               ANNUAL
     Contract owners' equity represented by:                  UNITS                  UNIT VALUE                RETURN*
                                                             --------               -----------                -------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R)Money Market Fund:
            Non-tax qualified                                   1,494               $ 39.388969     $   58,847          4%
            Tax qualified spectrum                            836,061                 33.286752     27,829,755          3%
            Non-tax qualified spectrum                        499,340                 33.309883     16,632,957          3%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified                                     706                264.338201        186,623         37%
            Tax qualified spectrum                            281,457                277.213327     78,023,631         37%
            Non-tax qualified spectrum                         98,328                235.229678     23,129,664         37%
            Non-tax qualified spectrum (81-225)                 3,994                256.252391      1,023,472         37%

         Massachusetts Investors Trust - Class A:
            Non-tax qualified                                     289                199.617423         57,689          6%
            Tax qualified spectrum                            235,642                168.230713     39,642,222          6%
            Non-tax qualified spectrum                         63,779                150.943364      9,627,017          6%
            Non-tax qualified spectrum (81-225)                   982                160.362369        157,476          6%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified                                      56                 57.457644          3,218         (3)%
            Tax qualified spectrum                            296,161                 48.832757     14,462,358         (3)%
            Non-tax qualified spectrum                        124,805                 48.792845      6,089,591         (3)%
            Non-tax qualified spectrum (81-225)                   784                 48.983649         38,403         (3)%

         MFS(R)Emerging Growth Fund - Class A:
            Tax qualified spectrum                            276,955                 74.260820     20,566,905         48%

         MFS(R)Growth Opportunities Fund - Class A:
            Non-tax qualified                                   1,102                256.397950        282,551         31%
            Tax qualified spectrum                            540,025                236.283783    127,599,150         31%
            Non-tax qualified spectrum                        114,789                200.709590     23,039,253         31%
            Non-tax qualified spectrum (81-225)                 9,598                221.460448      2,125,577         31%

         MFS(R)High Income Fund - Class A:
            Non-tax qualified                                     217                 76.334509         16,565          6%
            Tax qualified spectrum                            214,222                 66.310941     14,205,262          6%
            Non-tax qualified spectrum                         91,528                 65.304939      5,977,230          6%
            Non-tax qualified spectrum (81-225)                 4,190                 66.310941        277,843          6%



                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                               ANNUAL
                                                               UNITS                 UNIT VALUE                RETURN*
                                                               -----                 ----------                -------

         MFS(R) Research Fund - Class A:
            Non-tax qualified                                     434                221.469939         96,118         23%
            Tax qualified spectrum                            186,365                216.708566     40,386,892         22%
            Non-tax qualified spectrum                         62,991                189.353287     11,927,553         22%
            Non-tax qualified spectrum (81-225)                 1,216                214.179022        260,442         22%

         MFS(R)Total Return Fund - Class A:
            Tax qualified spectrum                            359,370                109.920643     39,502,181          1%
            Non-tax qualified spectrum                        109,211                106.399516     11,619,998          1%
            Non-tax qualified spectrum (81-225)                 1,014                108.851257        110,375          1%

         MFS(R)World Governments Fund - Class A:
            Tax qualified spectrum                             63,386                 49.309941      3,125,560         (5)%
            Non-tax qualified spectrum                          8,381                 48.073994        402,908         (5)%
            Non-tax qualified spectrum (81-225)                   367                 49.233289         18,069         (5)%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum                             20,531                 25.451018        522,535          3%
            Non-tax qualified spectrum                         22,201                 25.467570        565,406          3%
                                                             ========                ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                               74,006
            Non-tax qualified                                                                           26,228
            Tax qualified spectrum                                                                   2,980,540
            Non-tax qualified spectrum                                                               1,306,914
                                                                                                    ----------
                                                                                                 $ 523,978,984
                                                                                                 =============




* The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:
                  (1) Financial statements included in Prospectus (Part A):
                      Condensed Financial Information.
                  (2) Financial statements included in Part B:
                      Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              MFS Variable Account:

                      Independent Auditors' Report.
                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.
                      Statements of Operations for the years ended December 31, 1999 and 1998.
                      Statements of Changes in Contract Owners'
                      Equity for the years ended December 31, 1999 and 1998. Notes to Financial Statements.


              Nationwide Life Insurance Company and Subsidiaries:

                      Independent Auditors' Report.
                      Consolidated Balance Sheets as of December 31, 1999 and 1998.
                      Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                      Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (2)  Not Applicable


                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Attached hereto.


                        (4) The form of the variable annuity contract Filed previously with Post-Effective Amendment No. 19 to the Registration Statement and hereby incorporated by reference.
                        (5) Variable Annuity Application - Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (7)  Not Applicable
                        (8)  Not Applicable
                        (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.
                       (10)  Not Applicable
                       (11)  Not Applicable
                       (12)  Not Applicable
                       (13)  Not Applicable

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                            ----------------                                 --------------
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                            ----------------                                 --------------
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                            ----------------                                 --------------
                          David K. Hollingsworth                         Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                   Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****  other subsidiaries

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       The 401(k) Companies, Inc.               Texas                                        Holding Company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans

       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC

       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       AID Finance Services, Inc.               Iowa                                         Holding Company

       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
       Corporation

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

       AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                             casualty insurance

       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance

       Auto Direkt Insurance Company            Germany                                      Insurance Company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company

       CalFarm Insurance Company                California                                   Multi-line insurance company

       Caliber Funding                          Delaware                                     A limited purpose corporation

       Colonial County Mutual Insurance         Texas                                        Insurance Company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance

       Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                             insurance

       eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations

       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance Agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

       Financial Horizons Distributors          Alabama                                      Insurance agency marketing life
       Agency of Alabama, Inc.                                                               insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors          Ohio                                         Insurance marketing life insurance and
       Agency of Ohio, Inc.                                                                  annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors          Oklahoma                                     Insurance marketing life insurance and
       Agency of Oklahoma, Inc.                                                              annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors          Texas                                        Insurance marketing life insurance and
       Agency of Texas, Inc.                                                                 annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services

       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York

       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property & casualty brokerage services

       Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Midwest Printing Services, Ltd.          Iowa                                         General printing services

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding Company

       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance Company

       National Casualty Company of America,    England                                      Insurance Company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       **Nationwide Agency, Inc.                Ohio                                         Insurance Agency

       Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
       Company                                                                               primarily to agricultural business

       Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                             arena development

       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment Securities Agent

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment          Ohio                                         An assignment company to administer
       Company                                                                              structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance Agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexico                                   Insurance Agency
       Distributors Agency, Inc. of
       New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance Agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts

       Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors

       Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations

       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
       Luxembourg Branch                        Luxembourg                                   insurance

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
       Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
       Inc.

       Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                             underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

       **Nationwide Life and Annuity            Ohio                                         Life Insurance Company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
       Company

       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company

       Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Property and Casualty         Ohio                                         Insurance Company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise

       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers

       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance Company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             & nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality & entertainment industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries

       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies

       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations

       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance Agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance Company

       Scottsdale Insurance Company             Ohio                                         Insurance Company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       SVM Sales GmbH, Neckura Insurance        Germany                                      Recruits and supervises external sales
       Group                                                                                 partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services

       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

       Villanova Capital, Inc.                  Delaware                                     Holding Company

       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance

             COMPANY                            STATE/COUNTRY OF       NO. VOTING                    PRINCIPAL BUSINESS
                                                  ORGANIZATION         SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
       --------------------------               ----------------      -------------                  -------------------------------
     *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account

     *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

             COMPANY                            STATE/COUNTRY OF       NO. VOTING                    PRINCIPAL BUSINESS
                                                  ORGANIZATION         SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
       --------------------------               ----------------      -------------                  -------------------------------
     *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account-D                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 6,747 and 1,564, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Clarendon Insurance Agency, Inc. acts as general distributor for the MFS Variable Account, a separate account of Nationwide, and for certain Sun Life (US) and Sun Life (N.Y.) Annuity Contracts.

              (b)   CLARENDON INSURANCE AGENCY, INC.


                             OFFICERS AND DIRECTORS



                                                                  POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                             WITH UNDERWRITER
              -------------------------                           ---------------------
              Anne M. Georges                                    President and Director
              500 Boylston Street
              Boston, MA  02116

              James A. McNulty, III                                     Director
              500 Boylston Street
              Boston, MA  02116

              Davey Scoon                                        Director and Treasurer
              500 Boylston Street
              Boston, MA  02116

              (b)                        CLARENDON INSURANCE AGENCY, INC.

                                                                 POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                            WITH UNDERWRITER
              -------------------------                          ---------------------
              James M.A. Anderson                                      Director
              500 Boylston Street
              Boston, MA  02116

              Ronald J. Fernades                                       Director
              500 Boylston Street
              Boston, MA  02116

              Maura A. Murphy                                     Secretary and Clerk
              500 Boylston Street
              Boston, MA  02116

              Roy P. Creedon                                     Assistant Secretary
              500 Boylston Street                                 and Assistant Clerk
              Boston, MA  02116

              Donald E. Kaufman                                     Vice President
              500 Boylston Street
              Boston, MA  02116

              Brian Krivitsky                                       Vice President
              500 Boylston Street
              Boston, MA  02116

              Laurie Lennox                                         Vice President
              500 Boylston Street
              Boston, MA  02116

              Peter A. Marion                                         Tax Officer
              500 Boylston Street
              Boston, MA  02116

              Cynthia M. Orcutt                                     Vice President
              500 Boylston Street
              Boston, MA  02116

              (c)NAME OF        NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                -----------        -----------            -------------      -----------         ------------
                  Clarendon              N/A                      N/A                  N/A                N/A
                  Insurance
                   Agency,
                    Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.

              Nationwide represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of MFS Variable Account:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP



Columbus, Ohio
April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MFS VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment-26 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2000.


                                               MFS VARIABLE ACCOUNT
                                        ---------------------------------
                                                 (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                        ---------------------------------
                                                  (Depositor)

                                             By/s/STEVEN SAVINI, ESQ.
                                        ---------------------------------
                                              Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.


               SIGNATURE                                 TITLE
               ---------                                 -----
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

Fred C. Finney                                         Director
----------------------------------------
Fred C. Finney

Joseph J. Gasper                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director

Dimon R. MCFerson                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director

David O. Miller                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director

Yvonne L. Montgomery                                   Director
----------------------------------------
Yvonne L. Montgomery

Robert A. Oakley                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer

Ralph m. paige                                         Director
----------------------------------------
Ralph M. Paige

James F. Patterson                                     Director
----------------------------------------
James F. Patterson

Arden L. Shisler                                       Director                      By /s/ STEVEN SAVINI, ESQ.
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                         Steven Savini, Esq.

Robert L. Stewart                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart

Nancy C. Thomas                                        Director
----------------------------------------
Nancy C. Thomas